Other current liabilities	12 Months Ended
Dec. 31, 2024
Other current liabilities
Other current liabilities

19Other current liabilities

Other current liabilities include the following:

	As of December 31,
in 000€	2024	2023	2022
Payroll-related liabilities	14,188	12,786	15,192
Non-income tax payables	1,454	1,139	2,016
Accrued charges	956	927	1,718
Advances received	672	289	795
Cash settled share-based payment plan	—	—	9
Other current liabilities	1,133	562	227
Total	18,403	15,703	19,957

The non-income tax payables mainly relate to VAT payables and payroll taxes.